Segment Geographical Information and Major Customers (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of reported segment results of operation

	Software services	IT professional services	Unallocated expense	Total
2017

Total revenues	$77,100	$181,040	$-	$258,140
Expenses	63,649	164,558	3,977	232,184

Segment operating income (loss)	$13,451	$16,482	$(3,977)	$25,956

Depreciation and amortization	$9,242	$4,100	$269	$13,611

	Software services	IT professional services	Unallocated expense	Total
2018

Total revenues	$81,332	$203,043	$-	$284,375
Expenses	63,902	183,985	4,790	252,677

Segment operating income (loss)	$17,430	$19,058	$(4,790)	$31,698

Depreciation and amortization	$8,727	$3,611	$226	$12,564

2019

Total revenues	$86,140	$239,490	$-	$325,630
Expenses	71,825	216,842	3,311	291,978

Segment operating income (loss)	$14,315	$22,648	$(3,311)	$33,652

Depreciation and amortization	$8,799	$5,059	$167	$14,025

Schedule of total revenues classified according to geographical destination
	Year ended December 31,
	2019	2018	2017

United States	$158,095	$137,066	$123,113
Israel	124,523	103,850	91,917
Europe	25,788	28,257	26,635
Japan	12,499	9,797	9,253
Other	4,725	5,405	7,222

	$325,630	$284,375	$258,140

Schedule of long-lived assets
	December 31,
	2019	2018

Israel	$108,608	$100,206
United States	68,989	30,222
Japan	6,406	5,082
Other	3,248	2,800
Europe	3,103	1,247

	$190,354	$139,557